Intangible assets (Details 1)	Mar. 31, 2016 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2017	$ 4,140
2018	4,140
2019	4,140
2020	4,140
2021	4,140
Thereafter	38,389
Finite lived intangible assets, net	$ 59,089